Discontinued Operations - Summary Results of Discontinued Operations (Details) - CAD ($) $ in Thousands		12 Months Ended
	May 31, 2023	Dec. 31, 2024		Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenue		$ 920,448	[1]	$ 909,006	[2]
Gross profit		240,331		190,415
General and administrative		187,243		199,725
Sales and marketing		12,004		15,045
Depreciation and amortization		54,250		60,216
Operating loss		(103,811)		(163,171)
Finance costs		(7,161)		(11,362)
Loss on disposition	$ 2,300	0		(4,535)
Net loss		$ (96,204)		(176,551)
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net revenue				7,510
Cost of sales				3,841
Gross profit				3,669
General and administrative				3,639
Sales and marketing				1,817
Depreciation and amortization				450
Operating loss				(2,237)
Finance costs				(16)
Loss on disposition				(2,282)
Net loss				$ (4,535)

[1]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.
[2]	The Company has eliminated $46.9 million for the year ended December 31, 2023 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.